ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accounts receivable	3,240	9,798
Less: allowance for doubtful accounts	-	(456)
Accounts receivable, net	3,240	9,342
Notes receivable	-	76
Total accounts and notes receivable	3,240	9,418

Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Balance at the beginning of the year	(456)	(49)
Bad debt expense	-	(418)
Write offs	456	11
Balance at the end of the year	-	(456)

Schedule Of Notes Receivable [Table Text Block]

There was no notes receivable for the year ended September 30, 2012. The details of notes receivable for the year ended September 30, 2011 consisted of the following:

Client Name	Amount US$(’000)	Due Date

Jiaozuo Hengyi Industry and Trading Company	31	January 13, 2012
Shilin Luohe Metallurgy Facility Co., Ltd.	31	December 13, 2011
Shanxi Tongzhou Coal and Coke Group	14	November 30, 2011
Total	76